COMMITMENTS AND CONTINGENCIES (Details 2)	12 Months Ended
	Dec. 31, 2013 USD ($) item	Dec. 31, 2013 Jiangsu Shuangliang against Sichuan ReneSola USD ($)	Dec. 31, 2013 Jiangsu Shuangliang against Sichuan ReneSola CNY	Dec. 31, 2013 Sichuan ReneSola against Jiangsu Shuangliang USD ($)	Dec. 31, 2013 Sichuan ReneSola against Jiangsu Shuangliang CNY	Dec. 31, 2012 Breach of sales contract USD ($)
Legal matters
Litigation expense						$ 1,941,310
Damages sought		9,200,000	55,700,000	5,200,000	31,600,000
Penalty sought				1,100,000	6,700,000
Number of disputes under arbitration process	2
Penalty loss accrued	$ 0